Segmentation of key figures (Details 2) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of operating segments [line items]
Net sales to third parties	$ 13,622	$ 12,781	$ 26,575	$ 25,312
Net sales	13,622	12,781	26,575	25,312
Other revenues	314	304	569	587
Cost of goods sold	(4,341)	(3,751)	(8,272)	(7,607)
Gross profit	9,595	9,334	18,872	18,292
Selling, general and administration	(3,686)	(3,581)	(7,129)	(7,093)
Research and development	(2,526)	(2,498)	(5,320)	(4,818)
Other income	147	303	1,117	529
Other expense	(610)	(1,330)	(1,764)	(1,830)
Operating income	$ 2,920	$ 2,228	$ 5,776	$ 5,080
Operating income as % of net sales	21.40%	17.40%	21.70%	20.10%
Loss from associated companies	$ (2)		$ (3)	$ (2)
Interest expense	(224)	$ (202)	(435)	(403)
Other financial income and expense	75	16	171	36
Income before taxes	2,769	2,042	5,509	4,711
Income taxes	(452)	(347)	(898)	(797)
Net income	2,317	1,695	4,611	3,914
Innovative Medicines
Disclosure of operating segments [line items]
Net sales to third parties	11,243	10,525	21,813	20,755
Sales to other segments	192	178	424	388
Net sales	11,435	10,703	22,237	21,143
Other revenues	304	295	550	569
Cost of goods sold	(3,338)	(2,773)	(6,328)	(5,695)
Gross profit	8,401	8,225	16,459	16,017
Selling, general and administration	(2,955)	(2,956)	(5,715)	(5,842)
Research and development	(2,304)	(2,302)	(4,879)	(4,414)
Other income	108	207	859	352
Other expense	(251)	(968)	(1,050)	(1,280)
Operating income	$ 2,999	$ 2,206	$ 5,674	$ 4,833
Operating income as % of net sales	26.70%	21.00%	26.00%	23.30%
Loss from associated companies		$ 1	$ 1	$ 1
Sandoz
Disclosure of operating segments [line items]
Net sales to third parties	$ 2,379	2,256	4,762	4,557
Sales to other segments	57	55	149	102
Net sales	2,436	2,311	4,911	4,659
Other revenues	6	7	12	13
Cost of goods sold	(1,250)	(1,212)	(2,517)	(2,434)
Gross profit	1,192	1,106	2,406	2,238
Selling, general and administration	(594)	(503)	(1,136)	(1,016)
Research and development	(222)	(196)	(441)	(404)
Other income	14	23	24	71
Other expense	(178)	(73)	(322)	(138)
Operating income	$ 212	$ 357	$ 531	$ 751
Operating income as % of net sales	8.90%	15.80%	11.20%	16.50%
Loss from associated companies		$ 1	$ 1	$ 1
Corporate
Disclosure of operating segments [line items]
Sales to other segments	$ (249)	(233)	(573)	(490)
Net sales	(249)	(233)	(573)	(490)
Other revenues	4	2	7	5
Cost of goods sold	247	234	573	522
Gross profit	2	3	7	37
Selling, general and administration	(137)	(122)	(278)	(235)
Other income	25	73	234	106
Other expense	(181)	(289)	(392)	(412)
Operating income	(291)	(335)	(429)	(504)
Loss from associated companies	$ (2)	$ (2)	$ (5)	$ (4)